Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax benefit relating to Defined benefit pension liability adjustments	$ 1,965	$ 1,116	$ 2,970
Accumulated Other Comprehensive Income
Tax benefit relating to Defined benefit pension liability adjustments	$ 1,965	$ 1,116	$ 2,970